Related-Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Expenses

The Company has incurred the following expenses related to TUM (excluding value added taxes):

	Three months ended March 31,
	2015	2014
Transfer of licenses and protective rights	$14,057	$17,131

Total expenses incurred with TUM	$14,057	$17,131

The Company has incurred the following expenses related to TUM (excluding value added taxes):

	Years ended December 31,
	2014	2013
Transfer of licenses and protective rights	$66,461	$66,390
Research	–	22,573

Total expenses incurred with TUM	$66,461	$88,963